                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY NEW JERSEY MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on page 8 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

2.  GALAXY NEW YORK MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on page 13 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

3.  GALAXY RHODE ISLAND MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on page 28 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

TERETMSUP (11/07/02)

                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                       GALAXY FLORIDA MUNICIPAL BOND FUND
                    GALAXY PENNSYLVANIA MUNICIPAL BOND FUND

                                  TRUST SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY NEW JERSEY MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on page 7 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

2.  GALAXY NEW YORK MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on pages 12 and 13 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

3.  GALAXY RHODE ISLAND MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on page 28 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

4.  GALAXY FLORIDA MUNICIPAL BOND FUND

The sixth paragraph under the heading "The Fund's main investment strategies" on page 52 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

5.  GALAXY PENNSYLVANIA MUNICIPAL BOND FUND

The fifth paragraph under the heading "The Fund's main investment strategies" on page 57 of the Prospectus is revised in its entirety to read as follows:

        The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between three and ten years.

TETRMSUP (11/07/02)

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY GROWTH AND INCOME FUND

Effective October 23, 2002:

The first paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

EQRETGISUP (11/07/02)

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND

                                  TRUST SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY GROWTH AND INCOME FUND

Effective October 23, 2002:

The first paragraph under the heading "The Fund's main investment strategies" on page 11 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

EQTGISUP (11/07/02)

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                         GALAXY HIGH QUALITY BOND FUND

                       PRIME A SHARES AND PRIME B SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY GROWTH AND INCOME FUND

Effective October 23, 2002:

The first paragraph under the heading "The Fund's main investment strategies" on page 8 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

EQPRGISUP (11/07/02)

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND

               RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

GALAXY GROWTH AND INCOME FUND

Effective October 23, 2002:

The first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks -- Growth and Income Fund" on page 7 of the Statement of Additional Information is replaced with the following:

        Under normal circumstances, the Growth and Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that Fleet believes offer above-average growth and dividends. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change. In addition to common stocks, the Fund may invest in preferred stocks, common stock warrants and securities convertible into common stocks.

SAIEQGISUP (11/07/02)

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY QUALITY PLUS BOND FUND
                          GALAXY TAX-EXEMPT BOND FUND

                       PRIME A SHARES AND PRIME B SHARES

                       SUPPLEMENT DATED NOVEMBER 7, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

GALAXY GROWTH AND INCOME FUND

Effective October 23, 2002:

The first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks -- Growth and Income Fund" on page 6 of the Statement of Additional Information is replaced with the following:

        Under normal circumstances, the Growth and Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that Fleet believes offer above-average growth and dividends. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change. In addition to common stocks, the Fund may invest in preferred stocks, common stock warrants and securities convertible into common stocks.

SAIPRGISUP (11/07/02)